Financial risk management - Credit risk (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Credit risk exposure
Total financial assets	$ 18,016
Maximum holding period of deposits	3 months
Credit risk | Due
Credit risk exposure
Total financial assets	$ 1,807
Credit risk | Not due
Credit risk exposure
Total financial assets	16,209
Cash and cash equivalents | Credit risk
Credit risk exposure
Total financial assets	2,831
Cash and cash equivalents | Credit risk | Not due
Credit risk exposure
Total financial assets	2,831
Investments | Credit risk
Credit risk exposure
Total financial assets	6,082
Investments | Credit risk | Not due
Credit risk exposure
Total financial assets	6,082
Trade receivables
Credit risk exposure
Overdue balances not covered by the allowance for doubtful accounts	1,807	$ 1,738
Trade receivables | Credit risk
Credit risk exposure
Total financial assets	8,648
Trade receivables | Credit risk | Due
Credit risk exposure
Total financial assets	1,807
Trade receivables | Credit risk | Not due
Credit risk exposure
Total financial assets	6,841
Other receivables | Credit risk
Credit risk exposure
Total financial assets	455
Other receivables | Credit risk | Not due
Credit risk exposure
Total financial assets	$ 455